Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Future Minimum Operating Lease Payments

Future minimum payments with respect to these agreements for the twelve months ending December 31 of the coming years are as follows:

	Publication fees	Operating lease — Office premises	Operating lease — Others	Total
	RMB	RMB	RMB	RMB
2013	23,228	24,075	1,863	49,166
2014	150	8,953	204	9,307
2015	—	5,320	—	5,320
2016	—	4,125	—	4,125
2017	—	3,947	—	3,947
Thereafter	—	846	—	846

	23,378	47,266	2,067	72,711

Schedule of Future Minimum Payments Relating to Contractual Purchase Obligations

Future minimum payments with respect to these agreements for the twelve months ending December 31 of the coming years are as follows:

	Advertising services	Office furnishings	Office building	Total
	RMB	RMB	RMB	RMB
2013	4,749	2,400	6,894	14,043
2014	13	—	—	13

	4,762	2,400	6,894	14,056